Inventories (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Raw materials	$ 33,790	$ 35,111
Work in progress	486	143
Finished products	34,535	36,755
Inventories, Net	68,811	72,009
Inventory write-off	7,731	$ 1,980	$ 1,907
Outstanding inventory purchase orders	$ 22,892